                     SUPPLEMENT DATED JULY 14, 1998 TO THE

         STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 28, 1997,
                 AS PREVIOUSLY SUPPLEMENTED ON JANUARY 2, 1998
                     VKAC GLOBAL GOVERNMENT SECURITIES FUND

          STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 28, 1997
                               VKAC RESERVE FUND

          STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 28, 1997,
                 AS PREVIOUSLY SUPPLEMENTED ON JANUARY 2, 1998
                           VKAC STRATEGIC INCOME FUND
                               VKAC UTILITY FUND
                                 VKAC PACE FUND
                          VKAC AGGRESSIVE GROWTH FUND

          STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 28, 1997,
                 AS PREVIOUSLY SUPPLEMENTED ON JANUARY 2, 1998
                              VKAC HIGH YIELD FUND

           STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 28, 1997
                     MORGAN STANLEY AGGRESSIVE EQUITY FUND
                       MORGAN STANLEY AMERICAN VALUE FUND
                       MORGAN STANLEY MID CAP GROWTH FUND
                      MORGAN STANLEY U.S. REAL ESTATE FUND
                           MORGAN STANLEY VALUE FUND
                        MORGAN STANLEY ASIAN GROWTH FUND
                      MORGAN STANLEY EMERGING MARKETS FUND
                       MORGAN STANLEY GLOBAL EQUITY FUND
                  MORGAN STANLEY GLOBAL EQUITY ALLOCATION FUND
                    MORGAN STANLEY INTERNATIONAL MAGNUM FUND
                      MORGAN STANLEY JAPANESE EQUITY FUND
                       MORGAN STANLEY LATIN AMERICAN FUND
                   MORGAN STANLEY EMERGING MARKETS DEBT FUND
                    MORGAN STANLEY GLOBAL FIXED INCOME FUND
                         MORGAN STANLEY HIGH YIELD FUND
                   MORGAN STANLEY WORLDWIDE HIGH INCOME FUND
                     MORGAN STANLEY GROWTH AND INCOME FUND
                      MORGAN STANLEY EUROPEAN EQUITY FUND
                       VKAC GREAT AMERICAN COMPANIES FUND
                                VKAC GROWTH FUND
                              VKAC PROSPECTOR FUND
                       VKAC SHORT-TERM GLOBAL INCOME FUND
                            VKAC TAX FREE MONEY FUND

          STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 29, 1997,
                 AS PREVIOUSLY SUPPLEMENTED ON JANUARY 2, 1998
                            VKAC CORPORATE BOND FUND
                           VKAC EMERGING GROWTH FUND
                      VKAC HIGH INCOME CORPORATE BOND FUND

           STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 28, 1998
                     VKAC U.S. GOVERNMENT TRUST FOR INCOME

          STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 17, 1998
                         VKAC SMALL CAPITALIZATION FUND

            STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 30, 1998
                          VKAC GROWTH AND INCOME FUND
                         VKAC HIGH YIELD MUNICIPAL FUND

                                                                MFSPTSAIRN  8/98

            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 27, 1998
                          VKAC FOREIGN SECURITIES FUND

            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 1998
                           VKAC U.S. GOVERNMENT FUND
                       VKAC INSURED TAX FREE INCOME FUND
                     VKAC CALIFORNIA INSURED TAX FREE FUND
                         VKAC TAX FREE HIGH INCOME FUND
                           VKAC MUNICIPAL INCOME FUND
                  VKAC INTERMEDIATE TERM MUNICIPAL INCOME FUND
                   VKAC FLORIDA INSURED TAX FREE INCOME FUND
                       VKAC NEW YORK TAX FREE INCOME FUND
                     VKAC PENNSYLVANIA TAX FREE INCOME FUND
                               VKAC COMSTOCK FUND
                            VKAC EQUITY INCOME FUND
                        VKAC GLOBAL MANAGED ASSETS FUND
                        VKAC GOVERNMENT SECURITIES FUND
                                VKAC HARBOR FUND
                           VKAC LIFE INVESTMENT TRUST
                              VKAC ENTERPRISE FUND
                     VKAC LIMITED MATURITY GOVERNMENT FUND
                        VKAC REAL ESTATE SECURITIES FUND

            STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 9, 1998
                          VKAC PRIME RATE INCOME TRUST

          STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 19, 1998
                         VKAC SENIOR FLOATING RATE FUND

    The Board of Trustees or the Board of Directors, as the case may be (the "Board"), of each of the funds listed above (the "Funds") recently approved changing the name of each Fund. The Funds' name changes coincide with recent name changes affecting the Funds' investment advisers, distributor and shareholder service/transfer agent as well as the name of the parent corporation for such entities. As shown below, each of these Van Kampen-related service providers is truncating or changing its name to coordinate and simplify the mutual fund operations under the Van Kampen brand name. Likewise, the Board approved similarly changing the names of the existing Van Kampen American Capital retail open-end funds and the existing Morgan Stanley retail open-end funds which are serviced by these Van Kampen-related service providers also to emphasize the Van Kampen brand name and better coordinate the Van Kampen family of funds. For Funds organized as business trusts (or series of business trusts) or corporations (or series of corporations), the Board authorized name changes to the respective business trust names or corporation names in addition to changing the Funds' names.

    Effective July 14, 1998, all references in the attached Statement of Additional Information to the names of Van Kampen-related service providers (and their parent) and the Fund name and, where applicable, the business trust or corporate name of which the Fund is a series, will refer to the new names shown in the schedule below.

          CURRENT SERVICE PROVIDER NAME                           NEW SERVICE PROVIDER NAME
          -----------------------------                           -------------------------
Van Kampen American Capital, Inc.                     Van Kampen Investments Inc.
Van Kampen American Capital Asset Management, Inc.    Van Kampen Asset Management Inc.
Van Kampen American Capital Investment Advisory       Van Kampen Investment Advisory Corp.
  Corp.
Van Kampen American Capital Distributors, Inc.        Van Kampen Funds Inc.
ACCESS Investor Services, Inc.                        Van Kampen Investor Services Inc.
                   CURRENT NAME                                            NEW NAME
--------------------------------------------------    --------------------------------------------------
Van Kampen American Capital U.S. Government Trust     Van Kampen U.S. Government Trust
  Van Kampen American Capital U.S. Government Fund      Van Kampen U.S. Government Fund

                   CURRENT NAME                                            NEW NAME
                   ------------                                            --------
Van Kampen American Capital Tax Free Trust            Van Kampen Tax Free Trust
  Van Kampen American Capital Insured Tax Free          Van Kampen Insured Tax Free Income Fund
    Income Fund
  Van Kampen American Capital Tax Free High Income      Van Kampen Tax Free High Income Fund
    Fund
  Van Kampen American Capital California Insured        Van Kampen California Insured Tax Free Fund
    Tax Free Fund
  Van Kampen American Capital Municipal Income          Van Kampen Municipal Income Fund
    Fund
  Van Kampen American Capital Intermediate Term         Van Kampen Intermediate Term Municipal Income
    Municipal Income Fund                                 Fund
  Van Kampen American Capital Florida Insured Tax       Van Kampen Florida Insured Tax Free Income Fund
    Free Income Fund
  Van Kampen American Capital New York Tax Free         Van Kampen New York Tax Free Income Fund
    Income Fund
Van Kampen American Capital Trust                     Van Kampen Trust
  Van Kampen American Capital High Yield Fund           Van Kampen High Yield Fund
  Van Kampen American Capital Short-Term Global         Van Kampen Short-Term Global Income Fund
    Income Fund
  Van Kampen American Capital Strategic Income          Van Kampen Strategic Income Fund
    Fund
Van Kampen American Capital Equity Trust              Van Kampen Equity Trust
  Van Kampen American Capital Utility Fund              Van Kampen Utility Fund
  Van Kampen American Capital Great American            Van Kampen Great American Companies Fund
    Companies Fund
  Van Kampen American Capital Growth Fund               Van Kampen Growth Fund
  Van Kampen American Capital Prospector Fund           Van Kampen Prospector Fund
  Van Kampen American Capital Aggressive Growth         Van Kampen Aggressive Growth Fund
    Fund
Van Kampen American Capital Pennsylvania Tax Free     Van Kampen Pennsylvania Tax Free Income Fund
  Income Fund
Van Kampen American Capital Tax Free Money Fund       Van Kampen Tax Free Money Fund
Van Kampen American Capital Foreign Securities        Van Kampen Foreign Securities Fund
  Fund
Van Kampen American Capital Comstock Fund             Van Kampen Comstock Fund
Van Kampen American Capital Corporate Bond Fund       Van Kampen Corporate Bond Fund
Van Kampen American Capital Emerging Growth Fund      Van Kampen Emerging Growth Fund
Van Kampen American Capital Enterprise Fund           Van Kampen Enterprise Fund
Van Kampen American Capital Equity Income Fund        Van Kampen Equity Income Fund
Van Kampen American Capital Global Managed Assets     Van Kampen Global Managed Assets Fund
  Fund
Van Kampen American Capital Government Securities     Van Kampen Government Securities Fund
  Fund
Van Kampen American Capital Growth and Income Fund    Van Kampen Growth and Income Fund
Van Kampen American Capital Harbor Fund               Van Kampen Harbor Fund
Van Kampen American Capital High Income Corporate     Van Kampen High Income Corporate Bond Fund
  Bond Fund
Van Kampen American Capital Life Investment Trust     Van Kampen Life Investment Trust

                   CURRENT NAME                                            NEW NAME
                   ------------                                            --------
Van Kampen American Capital Limited Maturity          Van Kampen Limited Maturity Government Fund
  Government Fund
Van Kampen American Capital Pace Fund                 Van Kampen Pace Fund
Van Kampen American Capital Real Estate Securities    Van Kampen Real Estate Securities Fund
  Fund
Van Kampen American Capital Reserve Fund              Van Kampen Reserve Fund
Van Kampen American Capital Small Capitalization      Van Kampen Small Capitalization Fund
  Fund
Van Kampen American Capital Tax-Exempt Trust          Van Kampen Tax-Exempt Trust
  Van Kampen American Capital High Yield Municipal      Van Kampen High Yield Municipal Fund
    Fund
Van Kampen American Capital U.S. Government Trust     Van Kampen U.S. Government Trust for Income
  for Income
Van Kampen American Capital World Portfolio Series    Van Kampen World Portfolio Series Trust
  Trust
  Van Kampen American Capital Global Government         Van Kampen Global Government Securities Fund
    Securities Fund
Morgan Stanley Fund, Inc.                             Van Kampen Series Fund, Inc.
  Morgan Stanley Aggressive Equity Fund                 Van Kampen Aggressive Equity Fund
  Morgan Stanley American Value Fund                    Van Kampen American Value Fund
  Morgan Stanley Asian Growth Fund                      Van Kampen Asian Growth Fund
  Morgan Stanley Emerging Markets Fund                  Van Kampen Emerging Markets Fund
  Morgan Stanley Emerging Markets Debt Fund             Van Kampen Emerging Markets Debt Fund
  Morgan Stanley European Equity Fund                   Van Kampen European Equity Fund
  Morgan Stanley Global Equity Fund                     Van Kampen Global Equity Fund
  Morgan Stanley Global Equity Allocation Fund          Van Kampen Global Equity Allocation Fund
  Morgan Stanley Global Fixed Income Fund               Van Kampen Global Fixed Income Fund
  Morgan Stanley Growth and Income Fund                 Van Kampen Growth and Income Fund II
  Morgan Stanley High Yield Fund                        Van Kampen High Yield & Total Return Fund
  Morgan Stanley International Magnum Fund              Van Kampen International Magnum Fund
  Morgan Stanley Japanese Equity Fund                   Van Kampen Japanese Equity Fund
  Morgan Stanley Latin American Fund                    Van Kampen Latin American Fund
  Morgan Stanley Mid Cap Growth Fund                    Van Kampen Mid Cap Growth Fund
  Morgan Stanley U.S. Real Estate Fund                  Van Kampen U.S. Real Estate Fund
  Morgan Stanley Value Fund                             Van Kampen Value Fund
  Morgan Stanley Worldwide High Income Fund             Van Kampen Worldwide High Income Fund
Van Kampen American Capital Prime Rate Income         Van Kampen Prime Rate Income Trust
  Trust
Van Kampen American Capital Senior Floating Rate      Van Kampen Senior Floating Rate Fund
  Fund